MARKETABLE EQUITY SECURITIES	12 Months Ended
Dec. 31, 2018
Marketable Securities [Abstract]
MARKETABLE EQUITY SECURITIES	MARKETABLE EQUITY SECURITIES
Our marketable securities are equity securities at readily determinable fair value.

(in thousands of $)	2019	2018
Balance at start of year	12,033	16,300
Disposals during the year	—	(224)
Unrealized gain (loss), net	1,828	(4,043)
Balance at end of year	13,861	12,033
Our marketable equity securities consist of an investment in Scorpio Bulkers Inc., a dry bulk shipping company listed on the New York Stock Exchange. In 2018, we sold 26,700 shares in our investment for an aggregate of $0.2 million.